Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash and cash equivalents		$ 5,834		$ 9,559
Total cash and cash equivalents	$ 18,799	$ 5,834	$ 4,085	$ 9,559	$ 7,433	$ 468